Deposits (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Time Deposits, Fiscal Year Maturity [Abstract]
2025		$ 44,829,942
2026		9,606,274
2027		11,570,177
2028		1,052,040
2029		386,414
Thereafter		272,888
Total		67,717,735
Non-interest-bearing demand accounts	$ 23,148,856	25,936,461	$ 26,180,842
Demand, NOW, money market accounts	41,479,921	39,570,222
Savings accounts	38,851,224	39,757,336
Certificates of deposit	68,685,267	67,716,735	250,000
Total deposits	172,165,268	172,980,754
Certificates of deposit that meet or exceed FDIC insurance limit		23,317,115	38,627,407
Brokered deposits	$ 13,400,000	$ 13,434,000	$ 22,158,000
Non-interest-bearing demand accounts (in percent)	13.45%	14.99%
Demand, NOW, money market accounts (in percent)	24.09%	22.88%
Savings accounts (in percent)	22.57%	22.98%
Certificates of deposit (in percent)	39.89%	39.15%
Total (in percent)	100.00%	100.00%